Goodwill and Intangible Assets, Net - Future Amortization (Detail) - USD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Fiscal 2019		$ 7,526
Fiscal 2019, remainder	$ 3,324
Fiscal 2020	4,227	4,227
Fiscal 2021	1,933	1,933
Acquisition-related intangibles, net, excluding cumulative translation adjustment	$ 9,484	$ 13,686	$ 23,353